Financial risk management - Narrative (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	[2]	Dec. 31, 2022 USD ($)	[2]
Disclosure of detailed information about financial instruments [abstract]
Operational credit risk, unrelated parties		$ 20,937
Operational credit risk, unrelated parties, percentage		0.110
Cash and cash equivalents	$ 1,159,300	$ 739,237	[1]	$ 768,264		$ 973,877

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).